Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Operating Expenses [Abstract]
Schedule of Operating Expenses

For the six months ended June 30, 2025 and 2024, operating expenses consisted of the following:

	Six months ended
	June 30,
Sales and marketing	2025	2024
Salaries and Benefits	$301,811	$745,716
Professional and consulting fees	168,277	655,810
Office expenses	1,311	25,360
Travel and entertainment	17,452	46,832
Depreciation and amortization	2,369	2,336
Marketing and advertising	1,857,785	885,051
	$2,349,005	$2,361,105

	Six months ended
	June 30,
Research and development	2025	2024
Salaries and benefits	$700,191	$2,055,067
Professional fees	374,246	296,293
Clinical study expenses	1,497,901	324,751
Office expenses	97,472	87,885
Travel and entertainment	16,421	59,123
Depreciation and amortization	287,026	284,591
Materials for clinical studies	81,831	134,912
	$3,055,088	$3,242,622
	Six months ended
	June 30,
General and administrative	2025	2024
Salaries and benefits	$797,579	$1,524,397
Employee stock option expense	823,863	1,028,383
Professional and consulting fees	662,785	1,038,126
Office expenses	208,266	411,367
Insurance	129,572	261,473
Travel and entertainment	44,244	48,872
Depreciation and amortization	210,536	210,021
	$2,876,845	$4,522,639